Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Unsecured Liabilities

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021
Unsecured liabilities:
Trade payables	$4,108,380	$2,651,984	$1,369,284
Sundry payables and accrued expenses	2,718,349	3,882,088	1,901,403
Employee entitlements	127,735	—	—
Total	$6,954,464	$6,534,072	$3,270,687